Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer bank	Dec. 31, 2020 USD ($) customer bank	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of major customers [line items]
Proportion of sales designated for hedging activities (as a percent)	10.00%	15.00%
Gain on hedge ineffectiveness recognised in other comprehensive income	$ 10,565	$ 46,145
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	(42,848)	(26,031)
Cash and cash equivalents	$ 199,766	$ 336,282	$ 290,276	$ 273,635
Number of major banks | bank	4	6
Gearing ratio	44.00%	50.00%
Forward contract
Disclosure of major customers [line items]
Notional amount	$ 75,900	$ 42,200	$ 71,700
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Credit risk
Disclosure of major customers [line items]
Number of major banks | bank	3
Proportion of total cash deposited in major banks (as a percent)	81.00%	81.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	73.00%	80.00%
Number of well-known customers | customer	27	36
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	100.00%
Number of well-known customers | customer	39	52
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	86.00%	78.00%
Number of well-known customers | customer	124	76
Credit risk | Energy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	95.00%	96.00%
Number of well-known customers | customer	72	52
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	67.00%	65.00%
Number of well-known customers | customer	18	21
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Notional amount		$ 400,000
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)		1.85%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)		4.24%
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Argentine Peso | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (2,100)	$ 1,800
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		$ (1,900)